UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08
Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Pointer Capital, LLC
Address:   3050 Peachtree Road, Suite 200
           Atlanta, Georgia 30305

Form 13F File Number: 028-12897 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Malon W. Courts
Title: Partner

Phone: 404.614.6183

Malon W. Courts              Atlanta, GA                       13-Nov-08
------------------          -----------------------          ---------------
Signature                   City     State                        Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE Report Summary:

**Confidential information has been omitted from the public 13F form and has been filed separately with the SEC with a request for confidential treatment.

Number of Other Included Managers:                  None

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:            557,463

List of Other Included Managers:                    None


                                                                                                                   VOTING AUTHORITY

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ISSUER NAME                      TITLE                CUSIP    MKT VAL   SHARES  INVESTMENT   DISCRETION   OTHER  SOLE  SHARED  NONE
                                OF CLASS                     (X $1000)             SOLE(A)      SHARED     MNGRS
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***BARRICK GOLD CORP              COM               67901108       $477.00    13000   SOLE                        13000
***COMPANHIA VALE DO RIO DOCE     SPON ADR PFD      204412209    $2,599.00   135735   SOLE                        38000       97735
***GENCO SHIPPING & TRADING       COM               y2685t107      $498.00    16400   SOLE                        15000        1400
ABB LTD SPONSORED ADR             SON ADR           000375204    $4,215.00   217285   SOLE                        53000      164285
AKAMI TECHNOLOGIES                COM               00971T1001   $2,344.00   134425   SOLE                                   134425
AMERICAN MOVIL                    SPON ADR L SHS    02364W105    $2,721.00    58695   SOLE                                    58695
B F GOODRICH CO                   COM               382388106      $589.00    14170   SOLE                        14170
BALLY TECHNOLOGIES INC            COM               05874B107    $1,960.00    64750   SOLE                        18000       46750
BIO IMAGING TECHNOLOGIES INC      COM               09056N103      $805.00   104453   SOLE                       104453
CHESAPEAKE ENERGY CORP            COM               165167107    $2,510.00    70020   SOLE                        12845       57175
CIT GROUP INC                     COM               125581108      $765.00   110000   SOLE                       110000
CLEVELANDS CLIFFS INC-W/RTS TO    COM               185896107      $582.00    11000   SOLE                        11000
CME Group Inc                     COM               12572Q105      $817.00     2200   SOLE                         2200
COGO GROUP INC                    COM               192448108      $527.00   100000   SOLE                       100000
COMSTOCK RESOURCES INC NEW        COM NEW           205768203      $500.00    10000   SOLE                        10000
CONNS INC                         COM               208242107    $4,117.00   220074   SOLE                                   220074
DOLLAR FINL CORP                  COM               256664103    $3,814.00   247929   SOLE                        62500      185429
DRYSHIPS INC                      SHS               Y2109Q101    $2,210.00    62295   SOLE                        15000       47295
EMC CORP-MASS                     COM               268648102      $770.00    65000   SOLE                        65000
ENERGY TRANSFER EQUITY L P        COM UT LTD PTN    29273V100    $4,393.00   202007   SOLE                        40000      162007
ENERGY TRANSFER PARTNERS L P      UNIT LTD PARTN    29273r109      $945.00    25700   SOLE                        25000         700
EV ENERGY PARTNERS L P            COM UNITS         26926V107    $1,731.00    91150   SOLE                        84500        6650
EZCORP INC-CL A                   CL A NON VTG      302301106    $5,382.00   286315   SOLE                        55000      231315
FREEPORT MCMORAN COPPER &         COM               35671D857    $3,166.00    55705   SOLE                        16345       39360
GLOBAL INDUSTRIES LTD             COM               379336100    $1,769.00   189715   SOLE                        65300      189715
Global Sources Ltd                ORD               G39300101    $2,532.00   251465   SOLE                                   251465
GOLDMAN SACHS GROUP INC           COM               38141G104      $256.00     2000   SOLE                         2000
GOOGLE INC                        CL A              38259p508      $888.00     2200   SOLE                         2200
HEELYS INC                        COM               42279M107      $366.00    81850   SOLE                        81850
HHGREGG INC                       COM               42833L108      $487.00    50000   SOLE                        50000
HOLOGIC INC.                      COM               436440101    $5,695.00   294679   SOLE                        51660      243019
INTERCONTINENTALEXCHANGE INC      COM               45865V100      $677.00     8400   SOLE                         8400
ISHARES SILVER TR                 ISHARES           46428Q109      $474.00    40000   SOLE                        40000
JA Solar Ltd                      SPON ADR          466090107    $1,372.00   130259   SOLE                                   130259
KNOLOGY INC                       COM               499183804      $807.00   100000   SOLE                       100000
LIBERTY GLOBAL INC                COM SER A         530555101    $2,514.00    82995   SOLE                        27365       55630
LITHIA MOTORS INC-CL A            CLA               536797103    $4,482.00  1040185   SOLE                       350500      689685
MASTERCARD INC                    CLA               57636Q104      $815.00     4600   SOLE                         4600
MCDERMOTT INTERNATIONAL INC       COM               580037109    $3,966.00   155262   SOLE                        50000      105262
MEMC ELECTRONIC MATERIALS INC     COM               552715104      $763.00    27000   SOLE                        27000
MGIC INVESTMENT CORP-WIS          COM               552848103      $597.00    85000   SOLE                        85000
MICROSOFT CORP                    COM               594918104    $1,529.00    57320   SOLE                        54590        2730
MOSAIC CO                         COM               61945A107      $340.00     5000   SOLE                         5000
NASDAQ STOCK MARKET INC           COM               631103108      $703.00    23000   SOLE                        23000
NATIONAL-OILWELL INC              COM               637071101    $4,272.00    85050   SOLE                        22000       63050
NII HLDGS INC                     CL B NEW          62913F201    $4,841.00   127700   SOLE                        20000      107700
NORTHWESTERN CORPORATION          COM NEW           668074305      $686.00    27300   SOLE                        27300
NYSE EURONEXT                     COM               629491101      $720.00    18400   SOLE                        18400
OWENS ILLINOIS INC NEW            COM               690732102    $1,234.00    42000   SOLE                        42000
PAN AMERICAN SILVER CORP          COM               697900108      $444.00    20000   SOLE                        20000
PARAGON SHIPPING INC CLASS A      COM               69913r309      $548.00    64350   SOLE                        60000        4350
PINNACLE ENTMT INC                COM               723456109    $1,644.00   217605   SOLE                        60000      157605
POTASH CORP OF SASKATCHEWAN       COM               73755L107      $396.00     3000   SOLE                         3000
RADIANT SYSTEMS INC               COM               75025N102      $744.00    85700   SOLE                        85700
REPUBLIC SVCS INC                 COM               760759100      $899.00    30000   SOLE                        30000
SPDR GOLD TRUST                   GOLD SHS          78463V107      $489.00     5750   SOLE                         5750
UNITED ONLINE INC                 COM               911268100      $705.00    75000   SOLE                        75000
XTO ENERGY INC                    COM               98385x106    $3,229.00    69430   SOLE                        12900       56530
